Financial risk management - Summary of the sensitivity analysis of fair value measurement (Detail) - Interest rate risk [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance and reinsurance contracts [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change in basis points, Increase	100.00%
Impact on income before taxes, Increase	S/ (7,229)	S/ (4,958)
Impact on equity, Increase	S/ 1,206,193	1,113,771
Change in basis points, Decrease	100.00%
Impact on income before taxes, Decrease	S/ 9,094	6,210
Impact on equity, Decrease	S/ (1,469,217)	(1,345,914)
Debt instruments [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Change in basis points, Increase	100.00%
Impact on income before taxes, Increase	S/ (111)	(99)
Impact on equity, Increase	S/ (979,197)	(928,453)
Change in basis points, Decrease	100.00%
Impact on income before taxes, Decrease	S/ 128	115
Impact on equity, Decrease	S/ 1,125,978	S/ 1,068,856